Premises and Equipment - Schedule of Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total cost	$ 154,865	$ 172,709
Accumulated depreciation	(92,372)	(107,282)
Premises and equipment used in operations, net	62,493	65,427
Premises and equipment held for sale	0	15,128
Premises and equipment held for sale	62,493	80,555
Century Bancorp, Inc.
Property, Plant and Equipment [Line Items]
Premises and equipment held for sale		64,500
Land
Property, Plant and Equipment [Line Items]
Total cost	12,585	12,814
Buildings
Property, Plant and Equipment [Line Items]
Total cost	$ 70,771	71,415
Buildings | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years
Buildings | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	30 years
Equipment
Property, Plant and Equipment [Line Items]
Total cost	$ 35,085	46,324
Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years
Equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total cost	$ 36,424	$ 42,156
Leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	25 years